Customer And Supplier Concentration (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SOI Wafers
Concentration Risk [Line Items]
Amount due to supplier	$ 56	$ 63
Customer A
Concentration Risk [Line Items]
Trade receivables	71	179
Customer B
Concentration Risk [Line Items]
Trade receivables	$ 163	$ 160
Supplier Risk | SOI Wafers
Concentration Risk [Line Items]
Supplier concentration risk (as a percent)	54.00%	46.00%	52.00%